Retirement Benefit Plan - Summary of Pension Obligation in Respect of Defined Benefit Plans Reported in Balance Sheet (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Deficit	£ (5,974)	£ (5,683)
Retirement Benefit Obligation Before Adjustments [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assets	53,364	50,956
Present value of liabilities	(60,546)	(57,803)
Deficit	(7,182)	(6,847)
Retirement Benefit Obligation Before Adjustments [Member] | BT Pension Scheme [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assets	52,186	49,894
Present value of liabilities	(58,855)	(56,259)
Deficit	(6,669)	(6,365)
Retirement Benefit Obligation Before Adjustments [Member] | EE Pension Scheme [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assets	816	763
Present value of liabilities	(997)	(920)
Deficit	(181)	(157)
Retirement Benefit Obligation Before Adjustments [Member] | Other Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assets	362	299
Present value of liabilities	(694)	(624)
Deficit	(332)	(325)
Deferred Tax Asset [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Deficit	£ 1,208	£ 1,164